1933 Act File No. 002-73024
1940 Act File No. 811-03213

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 220	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 221	[X]

(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(Registrant Exact Name as Specified in Charter)

ONE NATIONWIDE PLAZA, MAIL CODE 5-02-210
COLUMBUS, OHIO 43215
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (614) 435-5787

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
10 WEST NATIONWIDE BLVD	STRADLEY RONON STEVENS & YOUNG, LLP
COLUMBUS, OHIO 43215	1250 CONNECTICUT AVENUE, NW, STE 500
(Name and Address of Agent for Service)	WASHINGTON, D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on May 22, 2019 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)

[ ]	on (date) pursuant to paragraph (a)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment Nos. 220/221 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, for the sole purpose of delaying the effectiveness of Post-Effective Amendment Nos. 215/216 until May 22, 2019.  This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment Nos. 215/216, which was filed on January 7, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment Nos. 220/221 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Columbus, and State of Ohio, on this 19th day of April, 2019.

NATIONWIDE VARIABLE INSURANCE TRUST

By:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and Chief Executive Officer

Principal Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Vice President and Treasurer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ M. Diane Koken*
M. Diane Koken, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact